Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
Subsequent events

Note 20 - Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that these financial statements were available to be issued (April 27, 2023). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in these financial statements.